STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

7.	STOCKHOLDERS’ EQUITY

The Company has 500,000,000 authorized shares of common stock, par value of $0.0001 per share and 50,000,000 authorized shares of preferred stock, par value of $0.0001 per share. As of March 31, 2023 and December 31, 2022, the Company has issued 165,472,241 shares of common stock and -0- shares of preferred stock.

Stock Based Compensation

In 2022, the Company’s board of directors adopted, and the stockholders approved, the 2022 Equity Incentive Plan (the “2022 Plan”). The 2022 Plan permits the Company to grant stock options, restricted stock, restricted stock units, performance shares awards and any one or more of the foregoing, for up to a maximum of 58,273,612 shares following an automatic increase to the number of shares reserved under the 2022 Plan on January 1, 2023. During the three months ended March 31, 2023, the Company granted 24,403,612 stock options as authorized under the 2022 Plan on the Company’s form Performance Stock Option Agreement adopted by each of the Company’s board of directors and compensation committee on March 6, 2023. Vesting is subject to continued service with the Company for up to one year with provisions for earlier vesting subject to the attainment of events outlined in the Plan.

Options granted were valued using the Black-Scholes Option Pricing Model resulting in a total value of $1,741,862. Option expense for the three months ended March 31, 2023, was $145,155.

A summary of stock options outstanding as of March 31, 2023, by exercise price and year of expiration is presented below:

Exercise
Price	2033	Total

$1.2056	24,403,612	24,403,612
	24,403,612	24,403,612

8.	STOCKHOLDERS’ EQUITY

Next Bridge Hydrocarbons, Inc. has preferred and common stock both at a par value of $0.0001. As of December 31, 2022, the Company has issued 165,472,241 shares of common stock and -0- shares of preferred stock.